Allowance for impairment losses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2017
Allowance for impairment losses.
Balance	£ 3,334	£ 3,334
Impact of adopting IFRS 9	3,334	3,334
Stage 1
Allowance for impairment losses.
Balance	653	653
Impact of adopting IFRS 9	653	653
Stage 2
Allowance for impairment losses.
Balance	1,047	1,047
Impact of adopting IFRS 9	1,047	1,047
Stage 3
Allowance for impairment losses.
Balance	1,634	1,634
Impact of adopting IFRS 9	1,634	1,634
Drawn balance
Allowance for impairment losses.
Balance		3,260
Exchange and other adjustments	38
Advances written off	(795)
Recoveries of advances written off in previous years	113
Charge to the income statement	470
Balance	3,086	3,086
Impact of adopting IFRS 9	3,086	3,260	£ 2,227
Drawn balance | Accumulated impairment
Allowance for impairment losses.
Balance		3,260
Impact of adopting IFRS 9		3,260	2,227
Drawn balance | Stage 1
Allowance for impairment losses.
Balance		567
Charge to the income statement	(56)
Balance	511	511
Impact of adopting IFRS 9	511	567
Drawn balance | Stage 2
Allowance for impairment losses.
Balance		1,105
Exchange and other adjustments	10
Charge to the income statement	(142)
Balance	973	973
Impact of adopting IFRS 9	973	1,105
Drawn balance | Stage 3
Allowance for impairment losses.
Balance		1,588
Exchange and other adjustments	28
Advances written off	(795)
Recoveries of advances written off in previous years	113
Charge to the income statement	668
Balance	1,602	1,602
Impact of adopting IFRS 9	1,602	1,588
Undrawn balance
Allowance for impairment losses.
Balance		273
Exchange and other adjustments		(10)
Charge to the income statement		(15)
Balance	248	248
Impact of adopting IFRS 9	248	273	30
Undrawn balance | Stage 1
Allowance for impairment losses.
Balance		147
Exchange and other adjustments		(15)
Charge to the income statement		10
Balance	142	142
Impact of adopting IFRS 9	142	147
Undrawn balance | Stage 2
Allowance for impairment losses.
Balance		126
Exchange and other adjustments		(16)
Charge to the income statement		(36)
Balance	74	74
Impact of adopting IFRS 9	74	126
Undrawn balance | Stage 3
Allowance for impairment losses.
Exchange and other adjustments		21
Charge to the income statement		11
Balance	32	32
Impact of adopting IFRS 9	32	32
Loans and advances to banks
Allowance for impairment losses.
Balance	1	1
Impact of adopting IFRS 9	1	1
Loans and advances to banks | Stage 1
Allowance for impairment losses.
Balance	1	1
Impact of adopting IFRS 9	1	1
Loans and advances to customers
Allowance for impairment losses.
Balance	3,056	3,056
Impact of adopting IFRS 9	3,056	3,056
Loans and advances to customers | Stage 1
Allowance for impairment losses.
Balance	510	510
Impact of adopting IFRS 9	510	510
Loans and advances to customers | Stage 2
Allowance for impairment losses.
Balance	965	965
Impact of adopting IFRS 9	965	965
Loans and advances to customers | Stage 3
Allowance for impairment losses.
Balance	1,581	1,581
Impact of adopting IFRS 9	1,581	1,581
Debt securities
Allowance for impairment losses.
Balance	19	19
Impact of adopting IFRS 9	19	19
Debt securities | Stage 3
Allowance for impairment losses.
Balance	19	19
Impact of adopting IFRS 9	19	19
Other assets | Other assets
Allowance for impairment losses.
Balance	10	10
Impact of adopting IFRS 9	10	10
Other assets | Stage 2 | Other assets
Allowance for impairment losses.
Balance	8	8
Impact of adopting IFRS 9	8	8
Other assets | Stage 3 | Other assets
Allowance for impairment losses.
Balance	2	2
Impact of adopting IFRS 9	£ 2	£ 2
Increase (decrease) due to application of IFRS 9 | Drawn balance
Allowance for impairment losses.
Impact of adopting IFRS 9			1,033
Increase (decrease) due to application of IFRS 9 | Undrawn balance
Allowance for impairment losses.
Impact of adopting IFRS 9			£ 243